CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jul. 28, 2012		Jan. 28, 2012		Jul. 30, 2011		Jan. 29, 2011
Current Assets:
Cash and cash equivalents	$ 531		$ 701		$ 356		$ 1,013
Accounts and other receivables	317		254		339		255
Merchandise inventories	2,315		2,232		2,442		2,104
Current deferred tax assets	127		128		112		107
Prepaid expenses and other current assets	124		122		155		145
Total current assets	3,414		3,437		3,404		3,624
Property and equipment, net	3,951		4,052		4,081		4,061
Goodwill	448		448		386		384
Deferred tax assets	264		279		214		215
Restricted cash	19		30		16		16
Other assets	558		596		541		532
Total Assets	8,654		8,842	[1]	8,642		8,832	[1]
Current Liabilities:
Accounts payable	1,267		1,447		1,336		1,560
Accrued expenses and other current liabilities	754		916		712		903
Income taxes payable	35		51		42		57
Current portion of long-term debt	985	[2]	315	[2],[3]	171	[2]	570	[3]
Total current liabilities	3,041		2,729		2,261		3,090
Long-term debt	4,479	[4]	4,846	[4]	5,363	[4]	4,718	[4]
Deferred tax liabilities	155		154		120		119
Deferred rent liabilities	350		338		326		310
Other non-current liabilities	247		243		251		252
Temporary Equity-Noncontrolling interest	39		29		0		0
Equity:
Common stock (par value $0.001 and $0.001; shares authorized 55,000,000 and 55,000,000; shares issued and outstanding 49,190,630 and 48,958,133 at January 28, 2012 and January 29, 2011, respectively)			0				0
Treasury stock			(2)				(8)
Additional paid-in capital			35				31
Retained earnings			426				280
Accumulated other comprehensive income			44				40
Total stockholders' equity	343		503		321		343
Total Liabilities, Temporary Equity and Stockholders' Equity	$ 8,654		$ 8,842		$ 8,642		$ 8,832

[1]	We have adjusted our prior year presentation based on a revised allocation of certain assets to Corporate and other which resulted in an increase in Corporate and other of $212 million, a decrease in Domestic of $168 million and a decrease in International of $44 million for fiscal 2010.
[2]	Current portion of Long-term debt as of July 28, 2012 is primarily comprised of $546 million of U.K. real estate senior credit facility due April 7, 2013; $156 million of our Spanish real estate credit facility due February 1, 2013; $95 million of our U.K. real estate junior credit facility due April 7, 2013; and $75 million of our French real estate credit facility due February 1, 2013.
[3]	Current portion of Long-term debt as of January 28, 2012 is primarily comprised of $168 million of our Spanish real estate credit facility and $81 million of our French real estate credit facility due 2012. Current portion of Long-term debt as of January 29, 2011 was primarily comprised of $503 million of the 2011 notes, which were redeemed on June 24, 2011.
[4]	We maintain derivative instruments on certain of our long-term debt, which impact our effective interest rates. Refer to Note 3 entitled "DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" for further details.